Long-term debt (Tables)	12 Months Ended
Dec. 31, 2022
Long-term debt
Schedule of long-term debt

As at December 31	2022	2021
Long-term debt – beginning of year	$—	$275,000
Revolving Credit Facility drawdown	—	44,000
Repayments	—	(319,000)
Long-term debt	$—	$—